BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEETS
Preferred Stock, Shares Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares issued	36	0
Preferred Stock, Shares outstanding	36	0
Common Stock, Shares Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares Issued	3,750,000	0
Common Stock, Shares Outstanding	3,750,000	0